UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21553

Voya Global Equity Dividend and Premium Opportunity Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: May 31, 2018

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Global Equity Dividend and Premium Opportunity Fund

The schedules are not audited.

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 93.4%
	Canada: 2.4%
73,547	Canadian Imperial Bank of Commerce - XTSE	$6,421,040	0.9
425,114	Shaw Communications, Inc. - Class B	8,557,362	1.1
64,581	TransCanada Corp.	2,703,576	0.4
		17,681,978	2.4

	France: 11.9%
156,793	BNP Paribas	9,742,417	1.3
197,694	Casino Guichard Perrachon S.A.	8,556,242	1.2
281,231	Cie de Saint-Gobain	14,082,957	1.9
114,700	Danone	8,783,316	1.2
748,790	Engie SA	11,811,964	1.6
341,200	Orange SA	5,872,287	0.8
110,797	Sanofi	8,492,974	1.1
201,400	Total SA	12,243,821	1.6
89,425	Vinci SA	8,795,164	1.2
		88,381,142	11.9

	Germany: 0.7%
473,467	Deutsche Bank AG	5,063,118	0.7

	Ireland: 1.3%
106,900	Medtronic PLC	9,227,608	1.3

	Italy: 2.3%
313,461	Assicurazioni Generali S.p.A.	5,350,351	0.7
310,987	ENI S.p.A.	5,643,495	0.8
361,887	UniCredit SpA	6,003,268	0.8
		16,997,114	2.3

	Japan: 6.1%
145,900	Japan Airlines Co. Ltd.	5,642,009	0.8
1,773,000	Mitsubishi UFJ Financial Group, Inc.	10,688,039	1.4
46,400	Murata Manufacturing Co., Ltd.	6,867,772	0.9
968,800	Nissan Motor Co., Ltd.	9,608,659	1.3
300,300	Sumitomo Mitsui Financial Group, Inc.	12,380,566	1.7
		45,187,045	6.1

	Netherlands: 2.4%
179,444	ArcelorMittal	5,799,321	0.8
343,667	Royal Dutch Shell PLC	11,951,907	1.6
		17,751,228	2.4

	Singapore: 1.2%
2,418,800	Singapore Telecommunications Ltd.	5,919,149	0.8
149,500	United Overseas Bank Ltd.	3,128,653	0.4
		9,047,802	1.2

	Spain: 2.0%
149,400	ACS Actividades de Construccion y Servicios SA	6,223,393	0.8

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Spain: (continued)
977,843	Telefonica S.A.	$8,625,249	1.2
		14,848,642	2.0

	Sweden: 1.2%
1,215,000	Telefonaktiebolaget LM Ericsson	8,819,822	1.2

	Switzerland: 4.3%
347,768	Credit Suisse Group AG	5,332,152	0.7
1,875,100	Glencore PLC	9,260,342	1.3
53,481	Roche Holding AG	11,466,959	1.5
19,911	Zurich Insurance Group AG	5,900,879	0.8
		31,960,332	4.3

	United Kingdom: 7.7%
2,330,813	Barclays PLC	6,104,933	0.9
2,196,600	Kingfisher PLC	8,913,433	1.2
117,700	Reckitt Benckiser Group PLC	9,009,102	1.2
330,950	SSE PLC	6,011,883	0.8
1,178,100	Standard Chartered PLC	11,796,754	1.6
5,838,654	Vodafone Group PLC	14,920,301	2.0
		56,756,406	7.7

	United States: 49.9%
59,400	Allergan plc	8,957,520	1.2
84,100	American Electric Power Co., Inc.	5,714,595	0.8
50,306	Amgen, Inc.	9,035,964	1.2
129,951	Apple, Inc.	24,283,943	3.3
240,838	Bristol-Myers Squibb Co.	12,672,895	1.7
92,600	Bunge Ltd.	6,440,330	0.9
139,100	Carnival Corp.	8,663,148	1.2
426,139	Cisco Systems, Inc.	18,200,397	2.4
219,300	Citigroup, Inc.	14,625,117	2.0
172,500	ConocoPhillips	11,624,775	1.6
73,725	Eli Lilly & Co.	6,269,574	0.8
99,895	Eversource Energy	5,702,006	0.8
114,348	Exxon Mobil Corp.	9,289,631	1.2
184,650	Gap, Inc.	5,166,507	0.7
995,931	General Electric Co.	14,022,708	1.9
127,600	Gilead Sciences, Inc.	8,600,240	1.2
117,664	Intel Corp.	6,495,053	0.9
83,931	International Business Machines Corp.	11,860,290	1.6
116,400	Las Vegas Sands Corp.	9,383,004	1.3
410,244	Mattel, Inc.	6,366,987	0.8
76,775	McDonald's Corp.	12,284,768	1.6
211,700	Merck & Co., Inc.	12,602,501	1.7
252,147	Metlife, Inc.	11,596,240	1.6
212,776	Microsoft Corp.	21,030,780	2.8
432,900	Mosaic Co.	11,900,421	1.6
265,500	Oracle Corp.	12,404,160	1.7
353,987	Pfizer, Inc.	12,718,753	1.7
147,800	Philip Morris International, Inc.	11,756,012	1.6
65,504	PNC Financial Services Group, Inc.	9,393,929	1.3
109,182	Procter & Gamble Co.	7,988,847	1.1
216,500	Qualcomm, Inc.	12,582,980	1.7

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
128,700	Schlumberger Ltd.	$8,837,829	1.2
139,783	Verizon Communications, Inc.	6,663,456	0.9
174,600	Walmart, Inc.	14,411,484	1.9
		369,546,844	49.9

	Total Common Stock
	(Cost $728,693,619)	691,269,081	93.4

	Value	Percentage of Net Assets
PURCHASED OPTIONS (1): 0.2%
Total Purchased Options
(Cost $567,300)	1,940,623	0.2

Total Long-Term Investments
(Cost $729,260,919)	693,209,704	93.6

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.5%
	Mutual Funds: 5.5%
40,675,000	(2) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.640%
	(Cost $40,675,000)	40,675,000	5.5

	Total Short-Term Investments
	(Cost $40,675,000)	40,675,000	5.5

	Total Investments in Securities (Cost $769,935,919)	$733,884,704	99.1
	Assets in Excess of Other Liabilities	6,375,562	0.9
	Net Assets	$740,260,266	100.0

(1)	The tables below the Portfolio of Investments detail open purchased options which are non-income producing securities.
(2)	Rate shown is the 7-day yield as of May 31, 2018.

Sector Diversification	Percentage of Net Assets
Financials	16.8%
Information Technology	16.5
Health Care	13.4
Consumer Discretionary	9.2
Consumer Staples	9.1
Energy	8.4
Industrials	6.6
Telecommunication Services	5.7
Utilities	4.0
Materials	3.7
Purchased Options	0.2
Short-Term Investments	5.5
Assets in Excess of Other Liabilities	0.9
Net Assets	100.0%

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2018
Asset Table
Investments, at fair value
Common Stock
Canada	$17,681,978	$–	$–	$17,681,978
France	–	88,381,142	–	88,381,142
Germany	–	5,063,118	–	5,063,118
Ireland	9,227,608	–	–	9,227,608
Italy	–	16,997,114	–	16,997,114
Japan	–	45,187,045	–	45,187,045
Netherlands	–	17,751,228	–	17,751,228
Singapore	–	9,047,802	–	9,047,802
Spain	–	14,848,642	–	14,848,642
Sweden	–	8,819,822	–	8,819,822
Switzerland	–	31,960,332	–	31,960,332
United Kingdom	–	56,756,406	–	56,756,406
United States	369,546,844	–	–	369,546,844
Total Common Stock	396,456,430	294,812,651	–	691,269,081
Purchased Options	–	1,940,623	–	1,940,623
Short-Term Investments	40,675,000	–	–	40,675,000
Total Investments, at fair value	$437,131,430	$296,753,274	$–	$733,884,704
Other Financial Instruments+
Futures	123,065	–	–	123,065
Total Assets	$437,254,495	$296,753,274	$–	$734,007,769
Liabilities Table
Other Financial Instruments+
Futures	$(1,198,658)	$–	$–	$(1,198,658)
Written Options	–	(2,111,419)	–	(2,111,419)
Total Liabilities	$(1,198,658)	$(2,111,419)	$–	$(3,310,077)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At May 31, 2018, the following futures contracts were outstanding for Voya Global Equity Dividend and Premium Opportunity Fund:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
EURO STOXX 50® Index	681	06/15/18	$27,123,767	$(803,833)
Nikkei 225 Index	142	06/07/18	14,495,656	(394,825)
			$41,619,423	$(1,198,658)
Short Contracts:
FTSE 100 Index	(75)	06/15/18	(7,647,059)	39,673
S&P 500 E-Mini	(68)	06/15/18	(9,198,700)	83,392
			$(16,845,759)	$123,065

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2018 (Unaudited) (Continued)

At May 31, 2018, the following over-the-counter purchased foreign currency options were outstanding for Voya Global Equity Dividend and Premium Opportunity Fund:

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount	Cost	Fair Value

Call USD vs. Put EUR	Societe Generale	06/20/18	1.200	USD	14,000,000	$57,400	$353,092
Call USD vs. Put EUR	BNP Paribas S.A.	07/20/18	1.208	USD	12,000,000	48,000	361,197
Call USD vs. Put EUR	Societe Generale	08/20/18	1.148	USD	13,000,000	58,500	82,534
Call USD vs. Put GBP	Societe Generale	06/20/18	1.355	USD	20,000,000	110,000	397,276
Call USD vs. Put GBP	BNP Paribas S.A.	07/20/18	1.363	USD	22,000,000	114,400	572,208
Call USD vs. Put GBP	BNP Paribas S.A.	08/20/18	1.305	USD	10,000,000	50,000	66,025
Call USD vs. Put JPY	BNP Paribas S.A.	06/20/18	109.430	USD	10,000,000	46,500	42,229
Call USD vs. Put JPY	Societe Generale	07/20/18	110.210	USD	12,000,000	45,600	55,187
Call USD vs. Put JPY	BNP Paribas S.A.	08/20/18	113.750	USD	9,000,000	36,900	10,875
						$567,300	$1,940,623

At May 31, 2018, the following OTC written foreign currency options were outstanding for Voya Global Equity Dividend and Premium Opportunity Fund:

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount	Premiums Received	Fair Value

Put USD vs. Call EUR	Societe Generale	06/20/18	1.275	USD	14,000,000	$57,400	$(17)
Put USD vs. Call EUR	BNP Paribas S.A.	07/20/18	1.274	USD	12,000,000	48,000	(637)
Put USD vs. Call EUR	Societe Generale	08/20/18	1.217	USD	13,000,000	58,500	(39,985)
Put USD vs. Call GBP	Societe Generale	06/20/18	1.455	USD	20,000,000	110,000	(20)
Put USD vs. Call GBP	BNP Paribas S.A.	07/20/18	1.454	USD	22,000,000	114,400	(1,282)
Put USD vs. Call GBP	BNP Paribas S.A.	08/20/18	1.384	USD	10,000,000	50,000	(29,729)
Put USD vs. Call JPY	BNP Paribas S.A.	06/20/18	101.120	USD	10,000,000	46,500	(1,104)
Put USD vs. Call JPY	Societe Generale	07/20/18	102.960	USD	12,000,000	45,600	(16,587)
Put USD vs. Call JPY	BNP Paribas S.A.	08/20/18	106.660	USD	9,000,000	36,900	(85,053)
						$567,300	$(174,414)

At May 31, 2018, the following OTC written equity options were outstanding for Voya Global Equity Dividend and Premium Opportunity Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount	Premiums Received	Fair Value

EURO STOXX 50® Index	Morgan Stanley & Co. International PLC	Call	06/01/18	3,468.000	EUR	3,000	10,219,950	$128,229	$(630)
FTSE 100 Index	Societe Generale	Call	06/01/18	7,375.000	GBP	1,900	14,588,580	181,775	(751,872)
Nikkei 225 Index	BNP Paribas S.A.	Call	06/01/18	22,395.610	JPY	54,000	1,198,898,280	146,395	(7,759)

EURO STOXX 50® Index	BNP Paribas S.A.	Call	06/15/18	3,558.510	EUR	3,100	3,065,985	108,496	(3,181)
EURO STOXX 50® Index	BNP Paribas S.A.	Call	07/06/18	3,602.000	EUR	3,100	3,065,985	134,207	(13,703)
FTSE 100 Index	Societe Generale	Call	06/15/18	7,760.900	GBP	1,700	3,839,100	147,194	(69,183)
FTSE 100 Index	Societe Generale	Call	07/06/18	7,825.000	GBP	1,600	3,839,100	164,902	(84,338)
Nikkei 225 Index	Societe Generale	Call	06/15/18	22,927.000	JPY	49,500	321,926,390	109,990	(18,347)
Nikkei 225 Index	BNP Paribas S.A.	Call	07/06/18	23,144.150	JPY	50,000	328,586,936	129,864	(27,357)
S&P 500® Index	Societe Generale	Call	06/01/18	2,722.000	USD	31,400	24,347,430	825,820	(33,055)
S&P 500® Index	Societe Generale	Call	06/15/18	2,749.930	USD	31,300	24,888,484	742,530	(241,922)
S&P 500® Index	Societe Generale	Call	07/06/18	2,741.140	USD	31,600	25,159,011	952,108	(685,658)
								$3,771,510	$(1,937,005)

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2018 (Unaudited) (Continued)

Currency Abbreviations
EUR	-	EU Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of May 31, 2018 was as follows:

		Fair Value
Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type
Foreign exchange contracts	Purchased options	$1,940,623
Equity contracts	Futures contracts	123,065
Total Asset Derivatives		$2,063,688

Liability Derivatives	Instrument Type
Equity Contracts	Futures contracts	$1,198,658
Equity Contracts	Written options	1,937,005
Foreign exchange contracts	Written options	174,414
Total Liability Derivatives		$3,310,077

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at May 31, 2018:

	BNP Paribas S.A.	Morgan Stanley & Co. International PLC	Societe Generale	Totals
Assets:
Purchased Options	$1,052,534	$-	$888,089	$1,940,623
Total Assets	$1,052,534	$-	$888,089	$1,940,623

Liabilities:
Written options	$169,805	$630	$1,940,984	$2,111,419
Total Liabilities	$169,805	$630	$1,940,984	$2,111,419

Net OTC derivative instruments by counterparty, at fair value	$882,729	$(630)	$(1,052,895)	(170,796)

Total collateral pledged by the Fund/(Received from counterparty)	$(882,729)	$630	$1,052,895	$170,796

Net Exposure(1)(2)(3)	$-	$-	$-	$-

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.
(2)	At May 31, 2018, the Fund had received $950,000 in cash collateral from BNP Paribas S.A. Excess cash collateral is not shown for financial reporting purposes.
(3)	At May 31, 2018, the Fund had pledged $260,000 and $1,410,000 in cash collateral to Morgan Stanley & Co. International PLC and Societe Generale, respectively. Excess cash collateral is not shown for financial reporting purposes.

At May 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $770,509,329.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$72,079,996
Gross Unrealized Depreciation	(107,106,336)

Net Unrealized Depreciation	$(35,026,340)

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Global Equity Dividend and Premium Opportunity Fund

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	July 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	July 26, 2018

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 26, 2018